Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Stone Ridge Trust
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Stone Ridge High Yield Reinsurance Risk Premium Fund
Class Name	Class I
Trading Symbol	SHRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment
Class I	$189	1.75%
(1) Expenses are equal to the share class’s expense ratio of 1.75%, multiplied by the average account value over the year.

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund’s Class I shares had a total return of 15.48%. The Fund is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher-yielding catastrophe bonds.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry.
PERFORMANCE COMMENTARY
The Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The Fund’s exposures span many different regions and types of events covered. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Despite five landfalling hurricanes in the U.S. during the 2024 hurricane season (including major Hurricanes Helene and Milton), the combination of generationally-high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Fund during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	15.48	7.49	5.41
ICE BofA US 3-Month Treasury Bill Total Return Index	5.39	2.36	1.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/ for more recent performance information.
Net Assets	$ 3,311,248,942
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 42,495,160
Investment Company Portfolio Turnover	28.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,311,248,942
Number of Holdings	298
Net Advisory Fee	$42,495,160
Portfolio Turnover	28.58%

Holdings [Text Block]

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2024	3.7%
2025	19.0%
2026	25.6%
2027	27.4%
2028	7.1%
2029	0.1%
Not Applicable(2)	10.4%
Other(3)	6.7%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other assets in excess of liabilities.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/.
Class M
Shareholder Report [Line Items]
Fund Name	Stone Ridge High Yield Reinsurance Risk Premium Fund
Class Name	Class M
Trading Symbol	SHRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment
Class M	$200	1.86%
(1) Expenses are equal to the share class’s expense ratio of 1.86%, multiplied by the average account value over the year.

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund’s Class M shares had a total return of 15.26%. The Fund is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher-yielding catastrophe bonds.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry.
PERFORMANCE COMMENTARY
The Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The Fund’s exposures span many different regions and types of events covered. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Despite five landfalling hurricanes in the U.S. during the 2024 hurricane season (including major Hurricanes Helene and Milton), the combination of generationally-high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Fund during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class M (without sales charge)	15.26	7.37	5.26
ICE BofA US 3-Month Treasury Bill Total Return Index	5.39	2.36	1.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/ for more recent performance information. Visit https://www.stoneridgefunds.com/ for more recent performance information.
Net Assets	$ 3,311,248,942
Holdings Count | $ / shares	298
Advisory Fees Paid, Amount	$ 42,495,160
Investment Company Portfolio Turnover	28.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,311,248,942
Number of Holdings	298
Net Advisory Fee	$42,495,160
Portfolio Turnover	28.58%

Holdings [Text Block]

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2024	3.7%
2025	19.0%
2026	25.6%
2027	27.4%
2028	7.1%
2029	0.1%
Not Applicable(2)	10.4%
Other(3)	6.7%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other assets in excess of liabilities.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/.
Class I
Shareholder Report [Line Items]
Fund Name	Stone Ridge Diversified Alternatives Fund
Class Name	Class I
Trading Symbol	SRDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/multi-strategy.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680.
Additional Information Website	https://www.stoneridgefunds.com/multi-strategy.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment
Class I	$213	2.07%
(1) Expenses are equal to the share class’s expense ratio of 2.07%, multiplied by the average account value over the year.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024,the Fund’s Class I shares had a total return of 5.59%. The Fund seeks to generate positive returns through exposure to a diversified set of risk premiums, including reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate, and art. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of delta-hedged call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics. Alternative lending seeks to generate returns by buying and selling consumer loans, small business loans and student loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. Art seeks to generate returns by investing primarily in paintings, sculptures or other artistic objects from the Post-War and Contemporary collecting periods (1945-present) as well as other collecting periods.
WHAT FACTORS INFLUENCED PERFORMANCE
As discussed above, during the fiscal year ending October 31, 2024, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. The alternative lending and single family real estate strategies were also positive contributors.
The style premia strategy was a negative contributor to Fund returns, with the commodity value and FX value styles the largest negative contributors to returns, while the commodity momentum style provided some positive offset. The market risk transfer strategy was also a modest negative contributor to Fund returns. The art strategy was not materially impactful to fund returns in the fiscal year.
PERFORMANCE COMMENTARY
During the fiscal year ending October 31, 2024, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Despite five landfalling hurricanes in the U.S. during the 2024 hurricane season (including major Hurricanes Helene and Milton), the combination of generationally-high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Diversified Alternatives Fund during the fiscal year. The alternative lending strategy was a positive contributor to returns as inflation moderated and the benefit of tightened credit standards on newly originated loans was realized, resulting in delinquency rates that were in line with or lower than expectations. Single family real estate was a positive contributor to fund returns as macro-economic factors such as moderating inflation and a stable unemployment rate provided support for continued payment of single family rents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Class I (without sales charge)	5.59	9.52
ICE BofA US 3-Month Treasury Bill Total Return Index	5.39	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information. Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
Net Assets	$ 1,422,994,713
Holdings Count | $ / shares	8,569
Advisory Fees Paid, Amount	$ 17,276,332
Investment Company Portfolio Turnover	35.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,422,994,713
Number of Holdings	8,569
Net Advisory Fee	$17,276,332
Portfolio Turnover	35.60%

Holdings [Text Block]

Asset Type	(%) of Net Assets
Asset-Backed Securities	8.3%
Event Linked Bonds	25.7%
Investment Companies	5.6%
Participation Notes	2.8%
Preference Shares	4.0%
Purchased Options	0.7%
Short-Term Investments	40.8%
Whole Loans- Consumer Loans	3.4%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans	0.0%
Other(1)	8.1%
(1) Cash, cash equivalents, short-term investments and other assets in excess of liabilities.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/multi-strategy.html.
Class J
Shareholder Report [Line Items]
Fund Name	Stone Ridge Diversified Alternatives Fund
Class Name	Class J
Trading Symbol	SRDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/multi-strategy.html. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680.
Additional Information Website	https://www.stoneridgefunds.com/multi-strategy.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment
Class J	$243	2.37%
(1) Expenses are equal to the share class’s expense ratio of 2.37%, multiplied by the average account value over the year.

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024,the Fund’s Class J shares had a total return of 5.16%. The Fund seeks to generate positive returns through exposure to a diversified set of risk premiums, including reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate, and art. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of delta-hedged call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics. Alternative lending seeks to generate returns by buying and selling consumer loans, small business loans and student loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. Art seeks to generate returns by investing primarily in paintings, sculptures or other artistic objects from the Post-War and Contemporary collecting periods (1945-present) as well as other collecting periods.
WHAT FACTORS INFLUENCED PERFORMANCE
As discussed above, during the fiscal year ending October 31, 2024, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. The alternative lending and single family real estate strategies were also positive contributors.
The style premia strategy was a negative contributor to Fund returns, with the commodity value and FX value styles the largest negative contributors to returns, while the commodity momentum style provided some positive offset. The market risk transfer strategy was also a modest negative contributor to Fund returns. The art strategy was not materially impactful to fund returns in the fiscal year.
PERFORMANCE COMMENTARY
During the fiscal year ending October 31, 2024, the reinsurance strategy was the largest positive contributor to fund returns. Positive performance was a function of two concurrent market dynamics: a substantial rise in reinsurance premiums as a result of losses experienced from Hurricane Ian in 2022 as well as a supply-demand imbalance for capital in the reinsurance industry. Despite five landfalling hurricanes in the U.S. during the 2024 hurricane season (including major Hurricanes Helene and Milton), the combination of generationally-high premiums earned during the year and higher deductibles for reinsurance contributed to the strong performance for the Diversified Alternatives Fund during the fiscal year. The alternative lending strategy was a positive contributor to returns as inflation moderated and the benefit of tightened credit standards on newly originated loans was realized, resulting in delinquency rates that were in line with or lower than expectations. Single family real estate was a positive contributor to fund returns as macro-economic factors such as moderating inflation and a stable unemployment rate provided support for continued payment of single family rents.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Class J (without sales charge)	5.16	9.22
ICE BofA US 3-Month Treasury Bill Total Return Index	5.39	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information. Visit https://www.stoneridgefunds.com/multi-strategy.html for more recent performance information.
Net Assets	$ 1,422,994,713
Holdings Count | $ / shares	8,569
Advisory Fees Paid, Amount	$ 17,276,332
Investment Company Portfolio Turnover	35.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,422,994,713
Number of Holdings	8,569
Net Advisory Fee	$17,276,332
Portfolio Turnover	35.60%

Holdings [Text Block]

Asset Type	(%) of Net Assets
Asset-Backed Securities	8.3%
Event Linked Bonds	25.7%
Investment Companies	5.6%
Participation Notes	2.8%
Preference Shares	4.0%
Purchased Options	0.7%
Short-Term Investments	40.8%
Whole Loans- Consumer Loans	3.4%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans	0.0%
Other(1)	8.1%
(1) Cash, cash equivalents, short-term investments and other assets in excess of liabilities.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/multi-strategy.html.